Schedule of Restricted Stock Units (RSUs) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Life (Years)	3 years
Weighted Average Exercise Price, exercisable	$ 4.00
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock Option Outstanding, Beginning Balance	59,182	61,884	60,169
Weighted Average Exercise Price, Beginning Balance	$ 23.57	$ 23.76	$ 24.02
Weighted Average Life (Years)	2 years 6 months 29 days	3 years 3 months 29 days	3 years 3 months 29 days	4 years 3 months 29 days
Number of Stock Option Outstanding, Granted			4,417
Number of Stock Option Outstanding, Forfeited		(2,702)	(2,702)
Weighted Average Exercise Price, Forfeited		$ 27.76	$ 27.76
Number of Stock Option Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Granted		23.76	22.64
Weighted Average Exercise Price, Forfeited		$ (27.76)	$ (27.76)
Number of Stock Option Outstanding, Ending Balance	59,182	59,182	61,884	60,169
Weighted Average Exercise Price, Ending Balance	$ 23.57	$ 23.57	$ 23.76	$ 24.02
Number of Stock Option, exercisable	58,813	43,056
Weighted Average Exercise Price, exercisable	$ 23.74	$ 23.93
Exercisable Weighted Average Life (Years)	2 years 6 months 29 days	3 years 3 months 29 days